Other taxes (Details) - USD ($) $ in Millions		Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current assets, other taxes		$ 1,394	$ 2,177
Non-current assets, other taxes		3,439	3,158
Current liabilities, other taxes		3,761	2,636
Non-current liabilities, other taxes		141,000	406,000	[1]
Country of domicile [member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes		1,357	2,168
Non-current assets, other taxes		3,430	3,148
Current liabilities, other taxes		3,740	2,623
Non-current liabilities, other taxes		141,000	406,000	[1]
Country of domicile [member] | Current DeferredI CMS VAT[member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes		704,000	507,000
Non-current assets, other taxes		302,000	293,000
Current liabilities, other taxes		930,000	642,000
Non-current liabilities, other taxes				[1]
Country of domicile [member] | Current deferred cms vat [member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes	[2]	582,000	1,570
Non-current assets, other taxes	[2]	2,290	2,055
Current liabilities, other taxes	[2]	553,000	544,000
Non-current liabilities, other taxes	[2]	41,000	37,000	[1]
Country of domicile [member] | Claim To Recover PIS and COFINS Member [Member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes
Non-current assets, other taxes		710,000	681,000
Current liabilities, other taxes
Non-current liabilities, other taxes				[1]
Country of domicile [member] | CIDE [member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes		5,000	4,000
Non-current assets, other taxes
Current liabilities, other taxes		43,000	41,000
Non-current liabilities, other taxes				[1]
Country of domicile [member] | Production Taxes [member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes
Non-current assets, other taxes
Current liabilities, other taxes		2,035	1,173
Non-current liabilities, other taxes		39,000	94,000	[1]
Country of domicile [member] | Withholding Income Taxes [member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes
Non-current assets, other taxes
Current liabilities, other taxes		53,000	106,000
Non-current liabilities, other taxes				[1]
Country of domicile [member] | Others [member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes		66,000	87,000
Non-current assets, other taxes		128,000	119,000
Current liabilities, other taxes		126,000	117,000
Non-current liabilities, other taxes		61,000	275,000	[1]
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes		37,000	9,000
Non-current assets, other taxes		9,000	10,000
Current liabilities, other taxes		21,000	13,000
Non-current liabilities, other taxes				[1]

[1]	Other non-current taxes are classified as other non-current liabilities.
[2]	It includes US$ 292 (US$ 1,230 as of December 31, 2020) related to exclusion of ICMS (VAT tax) in the basis of calculation of sales taxes PIS and COFINS.